25. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Detail of basic earnings per share
basic earnings per share	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$	As of December 31, 2015 ThCh$
Net income attributable to equity holders of the Parent	49,574,670	47,931,093	49,797,379

	As of December 31, 2017 Units	As of December 31, 2016 Units	As of December 31, 2015 Units
Number of ordinary shares outstanding	747,005,982	747,005,982	747,005,982

	As of December 31, 2017 Ch$	As of December 31, 2016 Ch$	As of December 31, 2015 Ch$
Basic earnings per share	66.36	64.16	66.66